Business and Basis of Presentation (Liability for Future Policy Benefit-Deferred Profit Liability) (Details) - Fixed Annuities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance	$ 16,460	$ 19,314		$ 17,969
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Less: Reinsurance recoverable	16,460	19,314
Balance after reinsurance recoverable, end of period, post-flooring	$ 0	$ 0
Deferred Profit Liaibility
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance			$ 984
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Less: Reinsurance recoverable			984
Balance after reinsurance recoverable, end of period, post-flooring			0
Deferred Profit Liaibility | As Previously Reported
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Balance				$ 102
Deferred Profit Liaibility | Changes in benefit reserves
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Changes in benefit reserves			$ 882